COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - Weitian Group LLC. - Investor Relations Agreement	Dec. 25, 2019 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Consideration paid per month	$ 4,000
Investor Relations Agreement Period	1 year
Investor Relations Agreement renewal term (consecutive months)	12 months